Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premium income	€ 22,826	€ 23,453	€ 22,925
Investment income	7,338	7,788	8,525
Fee and commission income	2,802	2,408	2,438
Other revenues	7	7	14
Total revenues	32,973	33,655	33,902
Income from reinsurance ceded	4,288	3,687	3,321
Results from financial transactions	20,250	15,753	521
Other income	540	66	83
Total income	58,052	53,162	37,827
Premiums paid to reinsurers	3,431	3,176	2,979
Policyholder claims and benefits	45,599	41,974	26,443
Profit sharing and rebates	23	49	31
Commissions and expenses	5,925	6,351	6,598
Impairment charges / (reversals)	42	95	1,251
Interest charges and related fees	435	347	412
Other charges	235	700	774
Total charges	55,689	52,693	38,489
Income before share in profit / (loss) of joint ventures, associates and tax	2,363	470	(661)
Share in profit / (loss) of joint ventures	161	137	142
Share in profit / (loss) of associates	11	3	5
Income / (loss) before tax	2,534	610	(514)
Income tax (expense) / benefit	(65)	(172)	83
Net income / (loss)	2,469	438	(431)
Net income / (loss) attributable to:
Owners of Aegon N.V.	€ 2,469	€ 437	(432)
Non-controllinginterests			€ 1
Earnings per share (EUR per share)
Basic earnings per common	€ 1.14	€ 0.15	€ (0.27)
Diluted earnings per common	€ 1.14	€ 0.15	€ (0.27)
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	€ 0.03		€ (0.01)
Diluted earnings per common	€ 0.03		€ (0.01)
Aegon N.V [member]
Investment income	€ 83	121
Total revenues	83	121
Results from financial transactions	56	(68)
Total income	139	53
Commissions and expenses	82	68
Interest charges and related fees	100	106
Total charges	182	174
Income / (loss) before tax	(43)	(121)
Income tax (expense) / benefit	1	25
Net income / (loss)	(42)	(96)	€ (38)
Net income / (loss) attributable to:
Owners of Aegon N.V.	2,469	437	(432)
Net income/(loss) group companies	2,511	533	(394)
Earnings per share (EUR per share)
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)